LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Assurance A Class
Lincoln ChoicePlusSM Assurance B Class

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your Lincoln ChoicePlusSM individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options.

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP BlackRock Inflation Protected Bond Fund (Service Class)1	0.45%	0.25%	0.11%	0.00%	0.81%	0.00%	0.00%
LVIP Delaware Diversified Floating Rate Fund (Service Class)1,2	0.60	0.25	0.45	0.00	1.30	-0.25	1.05
LVIP J.P. Morgan High Yield Fund (Service Class)1,3	0.65	0.25	0.19	0.00	1.09	-0.02	1.07
LVIP SSgA Conservative Index Allocation Fund (Service Class) 1,4	0.25	0.25	1.05	0.40	1.95	-1.10	0.85
LVIP SSgA Moderate Index Allocation Fund (Service Class)1,4	0.25	0.25	0.55	0.40	1.45	-0.60	0.85
LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class) 1,4	0.25%	0.25%	1.05%	0.41%	1.96%	-1.10%	0.86%
LVIP SSgA Conservative Structured Allocation Fund (Service Class) 1,4	0.25%	0.25%	0.14%	0.42%	1.06%	-0.19%	0.87%
LVIP SSgA Moderate Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.10	0.43	1.03	-0.15	0.88
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.27	0.42	1.19	-0.32	0.87
1”Other Expenses” are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.)
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
•	LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital; a fund of funds.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Fund Closings: For contracts purchased on or after November 15, 2010, the funds listed below will be unavailable as investment options:

•	American Century VP Inflation Protection Fund
•	Delaware VIP High Yield Series

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model, Lincoln SSgA Aggressive Index Model, Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Aggressive Model.

If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models and investment strategy that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements as of January 20, 2009 and prior to June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements as of January 20, 2009 and prior to June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series, the Delaware VIP Emerging Markets Series and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Franklin Income Securities Fund
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

The following changes are applicable to Investment Requirements Beginning June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements Beginning June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT CommodityRealReturn® Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protection Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund

•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlus Assurance (B Share)
Lincoln ChoicePlus Assurance (B Class)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Separate Account N for Variable Annuities
Lincoln ChoicePlus Assurance (B Share)
Lincoln ChoicePlus Assurance (B Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010

This supplement outlines a change to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Charges and Deductions – Surrender Charge. The following language revises one of the surrender charge waivers outlined in your prospectus. A surrender charge applies (except as described in your prospectus) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated in your prospectus.

The bullet below replaces the second bullet under the heading “Surrender Charges” in The Contracts section of your prospectus. A surrender charge will not apply to:

•
Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 10% (15% for contracts purchased prior to November 15, 2010) of the total purchase payments (this does not apply upon surrender of the contract).

All other provisions outlined in your prospectus, including additional surrender charge waivers, remain unchanged. Please refer to your prospectus for additional information.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

Supplement dated November 15, 2010
 to the Statement of Additional Information dated May 1, 2010

This supplement outlines a change to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Additional Services – Dollar Cost Averaging (DCA): The minimum amount allowed for dollar cost averaging will be changed for contracts purchased on or after November 15, 2010. The sentence below replaces the third sentence of the first paragraph under the heading “Dollar Cost Averaging” in the Additional Services section of the Statement of Additional Information.

The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months.

All other provisions regarding dollar cost averaging as outlined the Statement of Additional Information remain unchanged. For a free copy of the Statement of Additional Information, please contact Lincoln Life Customer Service at the phone number listed in your prospectus.

Please retain this Supplement for future reference.